Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

The components of inventories were as follows at December 31, (in millions):

	Successor	Predecessor
	2011	2010
Raw materials	$52.0	$50.6
Work in process	25.1	25.8
Finished products	75.7	67.8

	$152.8	$144.2

Holdings determined the fair value of acquired inventories in accordance with ASC 805, “Business Combinations” resulting in an increase of $16.4 million over the historical carrying value of acquired inventories at the time of the UCI Acquisition. The increase of $16.4 million was fully recognized in the Successor’s cost of sales during 2011.

Changes in Holdings’ allowance for excess and obsolete inventory were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Beginning of period	$—	$16.1	$15.1	$14.9
Charge to expense	2.3	0.2	3.2	3.1
Inventory written off	(0.4)	—	(2.1)	(3.0)
Other	0.1	0.5	(0.1)	0.1

End of period	$2.0	$16.8	$16.1	$15.1

In accordance with ASC 850, “Business Combinations,” inventories are recorded at fair value which takes into account any impact of excess or obsolete inventory. Accordingly, a separate excess and obsolete inventory valuation reserve was not recorded in the purchase price allocation.